TYPE                    13F-HR
PERIOD                  03/31/00
FILER
  	CIK                     0001050473
  	CCC                     rcwg$dj5
SUBMISSION-CONTACT
  	NAME                    Kenneth Culley
  	PHONE                   213-688-9671

				FORM 13F
                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Portfolio Advisory Services, LLC
Address: 	350 South Grand Avenue
         	Suite 1550
         	Los Angeles, CA  90071

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    April 18, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        	0

Form 13F Information Table Entry Total: 	92

Form 13F Information Table Value Total:   	$84,316



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT and T Corp.                 COM              001957109      694    32560 SH       SOLE                    32100               460
Abercrombie and Fitch Co.      COM              002896207     1420    43420 SH       SOLE                    43060               360
AdvancePCS                     COM              00790K109     1308    24100 SH       SOLE                    23850               250
Advanced Energy Industries Inc COM              007973100      758    29350 SH       SOLE                    29000               350
Advanced Micro Devices         COM              007903107     1312    49440 SH       SOLE                    48910               530
Alcan Aluminium Ltd.           COM              013716105      783    21740 SH       SOLE                    21390               350
Ambac Financial Group          COM              023139108      847    13350 SH       SOLE                    13350
Amerada Hess Corp.             COM              023551104      773     9890 SH       SOLE                     9760               130
American Eagle Outfitters Inc. COM              02553E106      659    22930 SH       SOLE                    22600               330
Americredit Corp               COM              03060R101      757    23350 SH       SOLE                    23040               310
Anchor Gaming                  COM              033037102     1361    22220 SH       SOLE                    21950               270
Apollo Group                   COM              037604105      962    29320 SH       SOLE                    28870               450
Apple Computer Corp.           COM              037833100     1177    53350 SH       SOLE                    52850               500
Applied Materials, Inc.        COM              038222105      959    22050 SH       SOLE                    21800               250
Axcelis Technologies Inc       COM              054540109      850    73530 SH       SOLE                    72600               930
BJS Wholesale Club             COM              05548J106     1529    31960 SH       SOLE                    31630               330
Bank of America Corp.          COM              060505104      761    13900 SH       SOLE                    13700               200
Bed Bath & Beyond              COM              075896100      760    30960 SH       SOLE                    30310               650
Brooks Automation Inc          COM              11434A100     1350    33950 SH       SOLE                    33600               350
CSX Corp                       COM              126408103      826    24520 SH       SOLE                    24200               320
Calpine Corp                   COM              131347106     1617    29360 SH       SOLE                    29070               290
Centex Corp.                   COM              152312104      745    17880 SH       SOLE                    17630               250
Charlotte Russe Holding Inc    COM              161048103      406    13640 SH       SOLE                    13300               340
Chicos Fas Inc                 COM              168615102      986    30040 SH       SOLE                    29700               340
Christopher and Banks Corp     COM              171046105      715    23740 SH       SOLE                    23400               340
Compuware                      COM              205638109      501    51400 SH       SOLE                    50300              1100
Concord EFS Inc.               COM              206197105      668    16530 SH       SOLE                    16300               230
Corinthian Colleges Inc        COM              218868107      943    23440 SH       SOLE                    23200               240
Costco Wholesale Corp.         COM              22160K105      798    20320 SH       SOLE                    20000               320
Dell Computer Corp.            COM              247025109     1368    53270 SH       SOLE                    52590               680
Dillards Inc.                  COM              254067101      631    28780 SH       SOLE                    28300               480
Earthlink Inc.                 COM              270321102     1092    90100 SH       SOLE                    89100              1000
Electronic Arts, Inc.          COM              285512109     1758    32410 SH       SOLE                    32120               290
Electronics For Imaging        COM              286082102     1017    41310 SH       SOLE                    40900               410
Engelhard Corp                 COM              292845104      642    24810 SH       SOLE                    24400               410
Federated Department Stores    COM              31410H101      781    18800 SH       SOLE                    18460               340
Ford Motor Company             COM              345370860      919    32680 SH       SOLE                    32340               340
Goldman Sachs Group            COM              38141G104      384     4510 SH       SOLE                     4510
Helmerich and Payne            COM              423452101      753    16270 SH       SOLE                    15970               300
Hott Topic Inc.                COM              441339108     1411    50380 SH       SOLE                    49700               680
International Game Technology  COM              459902102     1023    20310 SH       SOLE                    20310
International Rectifier Corp.  COM              460254105      665    16430 SH       SOLE                    16200               230
Jones Apparel Group            COM              480074103      758    20060 SH       SOLE                    20060
KB Home                        COM              48666K109      530    16230 SH       SOLE                    15900               330
KLA Instruments                COM              482480100     1064    27010 SH       SOLE                    26700               310
Krispy Kreme Doughnuts Inc     COM              501014104      533    14800 SH       SOLE                    14800
Kulicke and Soffa Industries I COM              501242101      894    65890 SH       SOLE                    65200               690
LTX Corp.                      COM              502392103     1259    67360 SH       SOLE                    66600               760
Lam Research Corp.             COM              512807108     1243    52320 SH       SOLE                    51900               420
Lehman Brothers Holdings Inc.  COM              524908100      584     9320 SH       SOLE                     9140               180
Lennar Corp                    COM              526057104     1201    30120 SH       SOLE                    29730               390
Lincare Holdings Inc.          COM              532791100      472     8920 SH       SOLE                     8700               220
Loews Corp                     COM              540424108      833    14020 SH       SOLE                    13800               220
Lowes Companies                COM              548661107     1310    22410 SH       SOLE                    22100               310
MGIC Investment Corp           COM              552848103      835    12210 SH       SOLE                    12050               160
Mattel, Inc.                   COM              577081102     1255    70760 SH       SOLE                    69900               860
May Department Stores          COM              577778103     1174    33100 SH       SOLE                    33100
Mentor Graphics Corp.          COM              587200106      636    30860 SH       SOLE                    30400               460
Merrill Lynch & Co., Inc.      COM              590188108      706    12740 SH       SOLE                    12740
Metro One Telecommunication In COM              59163F105     1296    39580 SH       SOLE                    39200               380
Micromuse Inc                  COM              595094103      584    15460 SH       SOLE                    15200               260
Micron Technology              COM              595112103     1046    25190 SH       SOLE                    24850               340
Mirant Corp                    COM              604675108     1489    41930 SH       SOLE                    41400               530
NRG Energy Inc                 COM              629377102      557    15310 SH       SOLE                    15000               310
NVIDIA Corporation             COM              67066G104     1693    26076 SH       SOLE                    25756               320
Novellus Systems Inc.          COM              670008101     1127    27780 SH       SOLE                    27450               330
Pacific Sunwear of California  COM              694873100      752    27350 SH       SOLE                    26800               550
Power Integrations Inc.        COM              739276103      741    42933 SH       SOLE                    42393               540
Pulte Corp.                    COM              745867101      857    21210 SH       SOLE                    20940               270
Republic Services              COM              760759100      779    41570 SH       SOLE                    41000               570
Sabre Holdings Corp.           COM              785905100      749    16220 SH       SOLE                    16000               220
Semtech Corp                   COM              816850101      848    28800 SH       SOLE                    28500               300
Shaw Group Inc                 COM              820280105      996    21320 SH       SOLE                    21000               320
SouthTrust Corp                COM              844730101      787    17200 SH       SOLE                    17200
Spieker Properties Inc         COM              848497103      739    13480 SH       SOLE                    13300               180
Stericycle Inc                 COM              858912108     1096    24550 SH       SOLE                    24300               250
Synopsys Inc.                  COM              871607107      602    12820 SH       SOLE                    12600               220
TJX Companies Inc.             COM              872540109      975    30460 SH       SOLE                    30150               310
Talbots Inc                    COM              874161102      774    18210 SH       SOLE                    17890               320
Target Corp                    COM              87612E106     1200    33250 SH       SOLE                    33250
Tenet Healthcare Corp.         COM              88033G100      880    19990 SH       SOLE                    19670               320
Toys R Us Holding              COM              892335100     1053    41960 SH       SOLE                    41520               440
USA Education Inc              COM              90390U102      482     6640 SH       SOLE                     6640
USA Networks Inc               COM              902984103      729    30470 SH       SOLE                    30000               470
Ultramar Diamond Shamrock Corp COM              904000106      683    18880 SH       SOLE                    18560               320
Union Pacific Corp.            COM              907818108      618    10980 SH       SOLE                    10800               180
Varian Semiconductor Equipment COM              922207105     1037    32460 SH       SOLE                    32100               360
Waste Connections Inc          COM              941053100      688    23880 SH       SOLE                    23550               330
Waste Management Inc.          COM              94106L109     1152    46650 SH       SOLE                    46220               430
WorldCom Inc.                  COM              98157D106      750    40150 SH       SOLE                    39600               550
eBay Inc.                      COM              278642103      489    13500 SH       SOLE                    13500
eFunds Corp                    COM              28224R101     1113    57800 SH       SOLE                    57100               700